Equity and Noncontrolling Interests Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Increase (Decrease) in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated other comprehensive loss, end of period		$ (1,153)	$ (1,057)	$ (237)
Realized and unrealized gains (losses) on derivatives
Current period changes in fair value		9	(10)	(3)
Pension and postretirement plans
Proceeds from Sale and Maturity of Marketable Securities				25
Marketable Securities, Realized Gain (Loss)		8
Foreign Currency Translation
Foreign currency translation adjustments
Balance at beginning of period		(1,047)	(248)	392
Aggregate adjustment for the period	[1]	(105)	(799)	(640)
Balance at end of period		(1,152)	(1,047)	(248)
Aggregate adjustment for the period, tax		(3)	(44)	7
Realized And Unrealized Gains Losses On Derivatives
Realized and unrealized gains (losses) on derivatives
Balance at beginning of period		(7)	4	7
Current period changes in fair value		(10)	(17)	(3)
Reclassification to income	[2]	(21)	(6)	0
Balance at end of period		4	(7)	4
Current period changes in fair value, tax		(5)	(7)	(3)
Reclassification to income, tax		11	3	0
Unrealized Gain Loss On Marketable Common Stock
Realize and unrealized gains (losses) on marketable common stock
Balance at beginning of period		0	0	7
Current period changes in fair value		(1)	0	(1)
Reclassifications to income	[3]	0	0	(6)
Balance at end of period		(1)	0	0
Current period changes in fair value, tax		0	0	0
Reclassification to income, tax		0	0	(2)
Pension And Other Postretirement Benefit Plans Assets
Pension and postretirement plans
Balance at beginning of period		3	(7)	(12)
Reclassification to income	[4]	(1)	(11)	(4)
Other changes		0	1	(1)
Balance at end of period		4	3	(7)
Reclassification to income, tax		0	(3)	(3)
Other changes, tax		$ 0	0	0
Global Workplace Solutions | Foreign Currency Translation
Foreign currency translation adjustments
Aggregate adjustment for the period			$ (19)
Automotive Experience Electronics | Foreign Currency Translation
Foreign currency translation adjustments
Aggregate adjustment for the period				$ 203

[1]	* During fiscal 2015, ($19) million of cumulative CTA were recognized as part of the divestiture-related gain recognized within discontinued operations as a result of the divestiture of GWS. During fiscal 2014, $203 million of cumulative CTA were recognized as part of the divestiture-related losses recognized within discontinued operations as a result of the divestiture of the Automotive Experience Electronics business.
[2]	Refer to Note 10, "Derivative Instruments and Hedging Activities," of the notes to consolidated financial statements for disclosure of the line items on the consolidated statements of income affected by reclassifications from AOCI into income related to derivatives.
[3]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjQ4NzkxMGIwZjI5MTQ5MjA4YzkyNzgxMDk4YTI1NTg2fFRleHRTZWxlY3Rpb246NkVBNzBERjZDRkFDQzhBMDgzNkUyNzE0MjdFMjFEMzcM}
[4]	Refer to Note 15, "Retirement Plans," of the notes to consolidated financial statements for disclosure of the components of the Company's net periodic benefit costs associated with its defined benefit pension and postretirement plans. For the year ended September 30, 2016, the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in selling, general and administrative expenses on the consolidated statements of income. For the year ended September 30, 2015 the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in selling, general and administrative expenses and income (loss) from discontinued operations, net of tax on the consolidated statements of income. For the year ended September 30, 2014, the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in cost of sales and income (loss) from discontinued operations, net of tax on the consolidated statements of income.